Basis of Presentation and Summary of Significant Accounting Policies - Net Earnings (Losses) Attributable to TRW and Weighted Average Shares Outstanding (Detail) (USD $)
In Millions, except Per Share data, unless otherwise specified
	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jul. 01, 2011	Apr. 01, 2011	Dec. 31, 2010	Oct. 01, 2010	Jul. 02, 2010	Apr. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share Disclosure [Line Items]
Net earnings attributable to TRW	$ 419	$ 163	$ 220	$ 206	$ 425	$ 158	$ 293	$ 281	$ 204	$ 199	$ 227	$ 204	$ 1,008	$ 1,157	$ 834
Net earnings attributable to TRW for purposes of calculating diluted earnings per share													1,016	1,173	852
Interest expense on exchangeable notes, net of tax													4	8	9
Amortization of discount on exchangeable notes, net of tax													7	8	9
Basic:
Weighted average shares outstanding													122.4	123.5	119.8
Basic earnings per share	$ 3.45	$ 1.33	$ 1.80	$ 1.66	$ 3.44	$ 1.28	$ 2.37	$ 2.29	$ 1.68	$ 1.66	$ 1.90	$ 1.72	$ 8.24	$ 9.37	$ 6.96
Diluted:
Weighted average shares outstanding													122.4	123.5	119.8
Effect of dilutive stock options, RSUs and SSARs													1.4	2.0	2.7
Shares applicable to exchangeable notes													5.9	7.5	8.8
Diluted weighted average shares outstanding													129.7	133.0	131.3
Diluted earnings per share	$ 3.26	$ 1.28	$ 1.71	$ 1.59	$ 3.27	$ 1.22	$ 2.21	$ 2.13	$ 1.56	$ 1.54	$ 1.78	$ 1.61	$ 7.83	$ 8.82	$ 6.49
Exchangeable Senior Unsecured Notes Three Point Five Zero Percent Due Twenty Fifteen [Member]
Earnings Per Share Disclosure [Line Items]
Amortization of discount on exchangeable notes, net of tax													$ 4	$ 8	$ 9